UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

NAME AND ADDRESS OF AGENT FOR SERVICE:   Jeffrey T. Rauman, President/
                                         Chief Executive Officer
                                         Advisors Series Trust, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Avenue,
                                         5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6872

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


Semper MBS Total Return Fund
--------------------------------------------------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Semper Short Duration Fund
--------------------------------------------------------------------------------------------------------------------------
The fund held no voting securities during the reporting period and did not vote any securities or have  any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Jeffrey T. Rauman
Name                 Jeffrey T. Rauman
Title                President, Chief Executive Officer,
                     Principal Executive Officer
Date                 08/09/2019